Group - Statement of Cash Flows - USD ($) $ in Millions	3 Months Ended		12 Months Ended
	Mar. 31, 2021	Mar. 31, 2020	Dec. 31, 2020
Cash flows from operating activities
Receipts from customers	$ 957	$ 930	$ 4,411
Payments to suppliers and employees	(723)	(706)	(2,583)
Cash generated from operations	234	224	1,828
Dividends received from joint ventures	36	25	148
Taxation refund	7	0	0
Taxation paid	(128)	(75)	(431)
Net cash inflow (outflow) from operating activities from continuing operations	149	174	1,545
Net cash inflow (outflow) from operating activities from discontinued operations	0	45	109
Net cash inflow (outflow) from operating activities	149	219	1,654
Cash flows from investing activities
Capital expenditure	(199)	(170)	(701)
Interest capitalised and paid	(4)	(4)	(17)
Acquisition of intangible assets	0	0	(1)
Dividends from other investments	0	0	9
Proceeds from disposal of tangible assets	1	0	3
Other investments and assets acquired	(12)	0	(8)
Proceeds from disposal of other investments	0	9	9
Proceeds from disposal of joint ventures	2	0	26
Loans repaid by associates and joint ventures	0	0	12
Proceeds on disposal of discontinued assets and subsidiaries	0	0	200
Recognition of joint operation - cash	0	0	2
Decrease (increase) in cash restricted for use	6	(6)	(9)
Interest received	14	6	27
Net cash inflow (outflow) from investing activities from continuing operations	(192)	(165)	(448)
Net cash inflow (outflow) from investing activities from discontinued operations	0	(10)	(31)
Cash in subsidiaries sold and transferred to held for sale	0	(6)	3
Net cash inflow (outflow) from investing activities	(192)	(181)	(476)
Cash flows from financing activities
Proceeds from borrowings	0	1,526	2,226
Repayment of borrowings	0	(62)	(2,310)
Repayment of lease liabilities	(14)	(11)	(47)
Finance costs - borrowings	(36)	(25)	(110)
Finance costs - leases	(2)	(2)	(8)
Other borrowing costs	0	0	(33)
Dividends paid	(197)	(38)	(47)
Net cash inflow (outflow) from financing activities from continuing operations	(249)	1,388	(329)
Net increase (decrease) in cash and cash equivalents	(292)	1,426	849
Effect of exchange rate changes on cash and cash equivalents [abstract]
Translation	(27)	(12)	25
Cash and cash equivalents at beginning of period	1,330	456	456
Cash and cash equivalents at end of period	$ 1,011	$ 1,870	$ 1,330